Share-based awards (Tables)	12 Months Ended
Mar. 31, 2016
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Cost of revenue	1,154	4,176	4,003
Product development expenses	795	3,876	5,703
Sales and marketing expenses	189	1,235	1,963
General and administrative expenses	706	3,741	4,413

Total	2,844	13,028	16,082

Options
Share-based awards
Summary of changes in the share options

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life
		US$	(in years)
Outstanding at April 1, 2015	21,339,410	42.29	6.0
Granted	5,159,400	81.55
Exercised	(3,091,919)	15.23
Cancelled/forfeited/expired	(5,699,563)	54.99

Outstanding at March 31, 2016 (i)	17,707,328	54.37	5.6

Vested and exercisable at March 31, 2016	4,062,743	50.21	5.8
Vested and expected to vest at March 31, 2016 (ii)	17,255,700	54.68	5.8

(i)Outstanding options as of March 31, 2016 include 2,699,250 unvested options early exercised.

(ii)The share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options, including early exercised options.

Schedule of fair value assumptions

	Year ended March 31,
	2014	2015	2016
Risk-free interest rate (i)	0.69% - 1.52%	1.38% - 1.99%	1.24% - 1.79%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	4.25 - 4.38	4.25 - 5.75	4.25 - 5.75
Expected volatility (iv)	37.0% - 39.3%	35.0% - 40.8%	33.4% - 35.7%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected life of each grant.

Restricted shares and RSUs
Share-based awards
Summary of changes in the restricted shares and RSUs

	Number of restricted shares and RSUs	Weighted- average grant date fair value
		US$
Awarded and unvested at April 1, 2015	67,981,170	45.68
Granted	30,865,598	72.30
Vested	(20,813,741)	34.60
Cancelled/forfeited	(6,196,662)	52.35

Awarded and unvested at March 31, 2016	71,836,365	59.75

Expected to vest at March 31, 2016 (i)	62,144,018	58.25

(i)Restricted shares and RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding restricted shares and RSUs.

Partner Capital Investment Plan | Subscription rights
Share-based awards
Schedule of fair value assumptions

	Year ended March 31,
	2014	2015
Risk-free interest rate (i)	1.03%	1.50%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	4.00	4.00
Expected volatility (iv)	36.9%	38.1%
Discount for post-vesting sale restrictions (v)	38.0%	35.0%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management's estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of each right.
(v)	Discount for post-vesting sale restrictions applied on the underlying ordinary shares takes into consideration the restriction on sales of eight years.